Share capital - Rio Tinto Limited - Summary of share capital (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Adjustment on currency translation			$ 9	$ 386
Rio Tinto Limited [Member]
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital at beginning balance			371,210,000	412,410,000	424,190,000
Shares purchased and cancelled	(41,198,134)	(11,778,064)	0	(41,200,000)	(11,780,000)
Number of issued and fully paid up share capital at ending balance			371,210,000	371,210,000	412,410,000
Issued and fully paid up share capital at beginning balance			$ 3,477	$ 4,140	$ 3,915
Adjustment on currency translation			(29)	(382)	310
Ordinary shares purchased and cancelled			0	(281)	(85)
Issued and fully paid up share capital at ending balance			$ 3,448	$ 3,477	$ 4,140
Rio Tinto Limited [Member] | Special voting share [Member]
Disclosure of classes of share capital [line items]
Other share classes			1 only	1 only	1 only
Rio Tinto Limited [Member] | DLC dividend share [Member]
Disclosure of classes of share capital [line items]
Other share classes			1 only	1 only	1 only